Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net income	$ 169,285	$ (415,111)	$ (119,380)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	56,757	24,490
Operating lease expense	81,203	56,666	4,932
Deferred income taxes
Non-cash interest expense	33,241
Changes in operating assets and liabilities:
Increase in consumptive biological assets	(192,634)
Increase in prepaid taxes	(104,788)
Increase in other receivables and other assets	(2,857)
Increase in accounts payable	182,849
Increase in accrued expenses	26,514
Increase in other payable	131,273
Increase in income taxes payable	21,530
Payment for operating lease liabilities	(80,540)
Interest expense accrued
Net cash provided by (used in) operating activities from continuing operations	321,833	(394,851)	(140,647)
Net cash provided by operating activities from discontinued operations	37,891	73,473	(224,716)
Net cash provided by (used in) operating activities	359,724	(321,378)	(365,363)
Cash Flows from Investing Activities
Purchase of property and equipment	(319,487)		(100,000)
Net cash used in investing activities from continuing operations	(319,487)		(100,000)
Net cash (used in) provided by investing activities from discontinued operations	(333)	(475)	(10,815)
Net cash used in investing activities	(319,820)	(475)	(110,815)
Cash Flows from Financing Activities
Proceeds from related parties	14,643
Net cash provided by financing activities from continuing operations	14,643	309,263	328,258
Net cash used in financing activities from discontinued operations	(46,851)	(63,476)	246,246
Net cash (used in) provided by financing activities	(32,208)	245,787	574,504
Effect of exchange rate changes on cash and cash equivalents	(692)	(7,518)	1,064
Net increase (decrease) in cash and cash equivalents	7,004	(83,584)	99,390
Beginning of period	16,100	99,684	294
Ending of period	23,104	16,100	99,684
Less: Cash from discontinued operation		9,472	$ 197
Cash from continuing operation, end of period	23,104	6,628
Non-cash investing and financing activities:
Recognition of lease assets and liabilities	114,712
Accrued liability for property and equipment	2,437,980
Sale of subsidiaries in exchange for debt cancellation	1,152,329
Previously reported [Member]
Cash Flows from Operating Activities
Net income	241,536
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	56,757
Operating lease expense	86,216
Deferred income taxes	(42,221)
Non-cash interest expense
Changes in operating assets and liabilities:
Increase in consumptive biological assets	(192,634)
Increase in prepaid taxes
Increase in other receivables and other assets	(13,870)
Increase in accounts payable
Increase in accrued expenses	26,514
Increase in other payable	87,846
Increase in income taxes payable
Payment for operating lease liabilities	(72,808)
Interest expense accrued	18,804
Net cash provided by (used in) operating activities from continuing operations	196,140
Net cash provided by operating activities from discontinued operations	128,549
Net cash provided by (used in) operating activities	324,689
Cash Flows from Investing Activities
Purchase of property and equipment	(207,374)
Net cash used in investing activities from continuing operations	(207,374)
Net cash (used in) provided by investing activities from discontinued operations	85,816
Net cash used in investing activities	(121,558)
Cash Flows from Financing Activities
Proceeds from related parties	14,643
Net cash provided by financing activities from continuing operations	14,643
Net cash used in financing activities from discontinued operations	(274,271)
Net cash (used in) provided by financing activities	(259,628)
Effect of exchange rate changes on cash and cash equivalents	55,738
Net increase (decrease) in cash and cash equivalents	(759)
Beginning of period	16,100
Ending of period	15,341	16,100
Less: Cash from discontinued operation	63
Cash from continuing operation, end of period	15,278
Non-cash investing and financing activities:
Recognition of lease assets and liabilities	163,656
Accrued liability for property and equipment
Sale of subsidiaries in exchange for debt cancellation
Adjustments [Member]
Cash Flows from Operating Activities
Net income	(72,251)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation
Operating lease expense	(5,013)
Deferred income taxes	42,221
Non-cash interest expense	33,241
Changes in operating assets and liabilities:
Increase in consumptive biological assets
Increase in prepaid taxes	(104,788)
Increase in other receivables and other assets	11,013
Increase in accounts payable	182,849
Increase in accrued expenses
Increase in other payable	43,427
Increase in income taxes payable	21,530
Payment for operating lease liabilities	(7,732)
Interest expense accrued	(18,804)
Net cash provided by (used in) operating activities from continuing operations	125,693
Net cash provided by operating activities from discontinued operations	(90,658)
Net cash provided by (used in) operating activities	35,035
Cash Flows from Investing Activities
Purchase of property and equipment	(112,113)
Net cash used in investing activities from continuing operations	(112,113)
Net cash (used in) provided by investing activities from discontinued operations	(86,149)
Net cash used in investing activities	(198,262)
Cash Flows from Financing Activities
Proceeds from related parties
Net cash provided by financing activities from continuing operations
Net cash used in financing activities from discontinued operations	227,420
Net cash (used in) provided by financing activities	227,420
Effect of exchange rate changes on cash and cash equivalents	(56,430)
Net increase (decrease) in cash and cash equivalents	7,763
Beginning of period
Ending of period	7,763
Less: Cash from discontinued operation	(63)
Cash from continuing operation, end of period	7,826
Non-cash investing and financing activities:
Recognition of lease assets and liabilities	(48,944)
Accrued liability for property and equipment	2,437,980
Sale of subsidiaries in exchange for debt cancellation	$ 1,152,329